SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Significant Accounting Policies [Abstract]
Schedule of estimated useful lives of property, plant and equipment
%
Office furniture and equipment	10
Equipment and devices for leasing and for internal use	15
Computers	33